UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06199

The Nottingham Investment Trust II

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)    (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

Item 1.     REPORTS TO STOCKHOLDERS.

Semi-Annual Report

September 30, 2007

(Unaudited)

Fixed Income Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the EARNEST Partners Fixed Income Trust (“Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St., Rocky Mount, NC 27804, Phone 1-800-773-3863.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, investment advisor risk, market sector risk and portfolio turnover risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2007.

For More Information on Your EARNEST Partners Fixed Income Trust:

See Our Web site @ www.earnestpartners.com

or

Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,018.20	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$2.03

* Expenses are equal to the Fund’s annualized expense ratio 0.40% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2007
	Shares or Principal	Market Value (Note 1)		Principal	Market Value (Note 1)

INVESTMENT COMPANY - 0.70%			REMIC Trust 2002-35
Merrimac Cash Series, 5.18%			5.874%, 10/16/23	$ 190,669	$ 192,422
(Cost $306,886)	306,886	$ 306,886	REMIC Trust 2002-83
			3.313%, 04/16/17	104,401	103,846
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 65.24%			REMIC Trust 2002-94
			5.045%, 11/16/28	900,000	897,259
* A.I.D. - Equador			REMIC Trust 2003-16
7.050%, 05/01/15	$ 39,025	$ 41,533	3.130%, 04/16/16	357,734	353,649
A.I.D. - Israel			REMIC Trust 2003-22
5.500%, 12/04/23	650,000	684,296	2.750%, 06/16/21	107,514	106,214
Alter Barge Line Title XI			REMIC Trust 2003-59
6.000%, 03/01/26	243,000	256,569	2.274%, 07/16/18	590,019	574,214
Private Export Funding Corp			REMIC Trust 2003-72
4.550%, 05/15/15	650,000	637,402	4.356%, 02/16/30	554,751	545,235
Federal Agricultural Mortgage Corporation			Small Business Administration
Series AM-1003			Series 1992-20H
6.745%, 04/25/13	309,543	315,291	7.400%, 08/01/12	95,790	97,761
Federal Home Loan Mortgage Corporation			Series 1995-20L
Federal Home Loan Bank System			6.450%, 12/01/15	101,289	103,620
4.875%, 05/17/17	850,000	841,972	Series 1997-20A
Federal National Mortgage Association			7.150%, 01/01/17	100,043	103,529
FNMA Pass-Thru Mortgage Pool 745275			Series 1998-20B
5.000%, 02/01/36	746,291	713,036	6.150%, 02/01/18	279,819	286,147
FNMA Pass-Thru Mortgage Pool 745418			Series 2000-20K
5.500%, 04/01/36	601,105	589,488	7.220%, 11/01/20	524,605	550,640
FNMA Pass-Thru Mortgage Pool 872277			Series 2001-20A
6.000%, 05/01/36	600,899	601,899	6.290%, 01/01/21	344,338	354,827
FNMA Pass-Thru Mortgage Pool 882040			Series 2001-20K
6.000%, 05/01/36	577,661	578,623	5.340%, 11/01/21	596,223	602,757
FNMA Pass-Thru Mortgage Pool 886085			Series 2002-10A
6.000%, 07/01/36	581,881	583,210	5.350%, 01/01/12	345,710	348,236
FNMA Pass-Thru Mortgage Pool 896052			Series 2002-10B
6.000%, 07/01/36	574,218	575,174	5.300%, 03/01/12	442,951	446,102
FNMA Pass-Thru Mortgage Pool 901598			Series 2002-10F
5.500%, 11/01/36	726,768	711,992	3.940%, 11/01/12	266,406	261,874
Government National Mortgage Association			Series 2002-20J
GNMA Pass-Thru Mortgage Single Family Pool 3665			4.750%, 10/01/22	675,904	665,323
5.500%, 01/20/35	614,620	604,339	Series 2002-20K
GNMA Pass-Thru Mortgage Single Family Pool 3689			5.080%, 11/01/22	477,368	477,410
4.500%, 03/20/35	622,440	580,917	Series 2003-10B
GNMA Pass-Thru Mortgage Single Family Pool 3785			3.390%, 03/01/13	354,499	342,325
5.000%, 11/20/35	650,782	624,769	Series 2003-10C
GNMA Pass-Thru Mortgage Single Family Pool 3786			3.530%, 05/01/13	326,950	317,313
5.500%, 11/20/35	706,590	694,770	Series 2003-20C
GNMA Pass-Thru Mortgage Single Family Pool 3840			4.500%, 03/01/23	854,473	826,433
5.000%, 04/20/36	594,377	570,282	(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2007
	Principal	Market Value (Note 1)		Principal	Market Value (Note 1)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - (Continued)			* USGI #87
			7.430%, 08/01/23	$ 39,957	$ 39,980
Series 2003-20D
4.760%, 04/01/23	$ 478,315	$ 470,198	Total U.S. Government Insured Obligations
Series 2003-20E			(Cost $121,585)		121,191
4.640%, 05/01/23	480,736	469,117
Series 2003-20F			CORPORATE ASSET BACKED SECURITIES - 12.07%
4.070%, 06/01/23	988,050	928,333
Series 2003-20I			American Airlines, Inc. Series 2001-1
5.130%, 09/01/23	570,755	570,567	6.977%, 05/23/21	485,967	453,316
Series 2004-10B1			California Infrastructure SDG&E Series 1997-1
4.684%, 09/10/14	807,650	791,150	6.370%, 12/26/09	99,366	100,612
Series 2004-20L			Citigroup/Deutsche Bank CMT 2006-CD3
4.870%, 12/01/24	586,111	575,141	5.688%, 10/15/48	850,000	829,018
Series 2005-20B			Connecticut RRB Series 2001-1 A5
4.625%, 02/01/25	674,567	650,404	6.210%, 12/30/11	365,000	377,392
Series 2005-20L			Consumer Funding 2001-1 A4
5.390%, 12/01/25	722,609	727,146	4.980%, 04/20/12	269,040	269,254
Series 2006-10C			Credit Suisse Mortgage Capital Certificates 2006-C1
5.680%, 05/01/16	750,249	764,727	5.555%, 02/15/39	1,000,000	975,167
Series 2006-20E			Detroit Edison Securitization Funding 2001-1 A4
5.870%, 05/01/26	865,474	887,652	6.190%, 03/01/13	100,000	102,498
Series 2006-20K			Greenwich Capital Funding Corp 2006-GG7 A4
5.360%, 11/01/26	633,499	635,465	5.913%, 07/10/38	655,000	675,301
U.S. Guaranty Bonds			JP Morgan Chase CMS Corp 2006-CB17 A3
Amethyst Title XI			5.450%, 12/12/43	605,000	606,344
4.390%, 04/15/16	600,008	594,758	Massachusetts RRB Trust 1999-1 A5
Matson Navigation Company, Inc.			7.030%, 03/15/12	200,000	206,660
5.337%, 09/04/28	546,000	551,498	PECO Energy Bonds Series 2000-A A3
Perforadora Cent SA de CV Shipping			7.625%, 03/01/10	250,000	259,470
5.240%, 12/15/18	345,038	353,022	PP&L Transition Bonds Series 1999-1 A8
Rowan Companies, Inc.			7.150%, 06/25/09	402,023	408,644
2.800%, 10/20/13	464,282	442,289
Sterling Equipment, Inc.			Total Corporate Asset Backed Securities
6.125%, 09/28/19	259,150	275,267	(Cost $5,331,263)		5,263,676

Total U.S. Government & Agency Obligations			CORPORATE OBLIGATIONS - 20.76%
	(Cost $28,640,937)	28,449,432
			Arkansas Electric Cooperative Corporation
U.S. GOVERNMENT INSURED OBLIGATIONS - 0.28%			7.330%, 06/30/08	60,000	60,466
			Burlington Northern and Santa Fe Railway Co.
Federal Housing Authority Project Loan			6.230%, 07/02/18	758,681	781,411
*	Downtowner Apartments		Continental Airlines Inc.
8.375%, 11/01/11	64,694	65,038	7.707%, 04/02/21	619,559	647,635
*	Reilly #046
6.513%, 06/01/14	16,269	16,173			(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2007
	Principal	Market Value (Note 1)

CORPORATE OBLIGATIONS - (Continued)			Summary of Investments by Category
				% of Net Assets	Market Value
CSX Corporation			Category
6.550%, 06/15/13	$ 300,000	$ 319,511	Corporate Asset Backed Securities	12.07%	$ 5,263,676
CVS Lease Pass-Thru			Corporate Obligations	20.76%	9,052,027
6.036%, 12/10/28	885,274	859,893	Investment Company	0.70%	306,886
FedEx Corporation			U.S. Government &
7.650%, 01/15/22	118,996	135,734	Agency Obligations	65.24%	28,449,432
Ford Motor Credit Company			U.S. Government
7.375%, 02/01/11	375,000	359,334	Insured Obligations	0.28%	121,191
FPL Group Capital, Inc.			Total	99.05%	$ 43,193,212
6.350%,10/01/66	450,000	427,012
GATX Financial Corporation			*	Securities valued using Matrix System. (note 1)
6.273%, 06/15/11	700,000	728,075
General Motors Acceptance Corp.
6.875%, 08/28/12	375,000	351,744
Nevada Power Company
5.875%, 01/15/15	375,000	366,210
Norfolk Southern Railway Company
5.950%, 04/01/08	250,000	250,848
Provident Companies Inc.
7.000%, 07/15/18	375,000	384,096
Pulte Homes Inc
5.250%, 01/15/14	325,000	270,469
Reinauer Maritime Company LLC
5.875%, 11/30/26	644,000	682,144
Residential Capital Corporation
6.375%, 06/30/10	375,000	311,250
Union Pacific ETC Corporation
4.698%, 01/02/24	762,236	724,620
Union Pacific Railroad Company
6.630%, 01/27/22	91,587	95,504
USB Capital IX
6.189%, 12/29/49	650,000	650,432
Wachovia Capital Trust III
5.800%, 03/15/42	650,000	645,639

Total Corporate Obligations
	(Cost $9,213,530)	9,052,027

Total Investments
	(Cost $43,614,201) - 99.05%	$ 43,193,212
Other Assets Less Liabilities - 0.95%		414,413

Net Assets - 100.00%		$ 43,607,625
See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2007

Assets:
Investments, at value (cost $43,614,201)	$43,193,212
Receivables:
Fund shares sold	749
Interest and dividends	519,865
Prepaid expenses
Fund accounting fees	2,250
Compliance services fees	678
Other expenses	9,266
Due from affiliates:
Advisor (note 2)	2,839

Total assets	43,728,859

Liabilities:
Payables:
Fund shares repurchased	7,645
Accrued expenses	12,207
Disbursements in excess of cash on demand deposit	101,382

Total liabilities	121,234

Net Assets	$43,607,625

Net Assets Consist of:
Capital	$45,054,301
Accumulated net investment loss	(22,910)
Accumulated net realized loss on investments	(1,002,777)
Net unrealized depreciation on investments	(420,989)

Total Net Assets	$43,607,625
Shares Outstanding, no par value (unlimited authorized shares)	4,138,245
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.54

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statement of Operations
(Unaudited)

For the six month period ended September 30, 2007

Investment Income:
Interest	$1,105,862
Dividends	18,984

Total Investment Income	1,124,846

Expenses:
Advisory fees (note 2)	97,069
Administration fees (note 2)	26,964
Transfer agent fees (note 2)	10,250
Fund accounting fees (note 2)	15,657
Compliance service fees (note 2)	8,375
Custody fees (note 2)	5,914
Registration and filing administration fees (note 2)	1,643
Legal fees	5,499
Audit and tax preparation fees	8,002
Registration and filing expenses	1,311
Printing expenses	999
Trustee fees and meeting expenses	2,500
Securities pricing fees	8,750
Other operating expenses	6,001

Total Expenses	198,934

Expenses reimbursed by advisor (note 2)	(15,820)
Advisory fees waived (note 2)	(97,069)

Net Expenses	86,045

Net Investment Income	1,038,801

Realized and Unrealized Loss on Investments

Net realized loss from investment transactions	(42,419)
Change in unrealized depreciation on investments	(245,384)

Realized and Unrealized Loss on Investments	(287,803)

Net Increase in Net Assets Resulting from Operations	$750,998

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statements of Changes in Net Assets

	September 30,	March 31,
For the six month period or fiscal year ended	2007 (a)	2007

Operations:
Net investment income	$1,038,801	$1,761,104
Net realized loss from investment transactions	(42,419)	(42,192)
Change in unrealized depreciation on investments	(245,384)	849,149

Net Increase in Net Assets Resulting from Operations	750,998	2,568,061

Distributions to Shareholders: (note 4)
Net investment income	(1,061,711)	(1,810,818)

Decrease in Net Assets Resulting from Distributions	(1,061,711)	(1,810,818)

Capital Share Transactions: (note 5)
Shares sold	960,968	14,381,873
Reinvested dividends and distributions	1,050,418	1,782,243
Shares repurchased	(2,495,566)	(4,530,974)

(Decrease) Increase from Capital Share Transactions	(484,180)	11,633,142

Net (Decrease) Increase in Net Assets	(794,893)	12,390,385

Net Assets:
Beginning of period	44,402,518	32,012,133
End of period	$43,607,625	$44,402,518

Accumulated Net Investment Loss	$(22,910)	$-

(a) Unaudited.
See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Financial Highlights

For a share outstanding during the	September 30,			March 31,
fiscal year or six month period ended	2007 (a)	2007		2006	2005	2004	2003

Net Asset Value, Beginning of Period	$ 10.61	$ 10.41		$ 10.63	$ 11.08	$ 10.88	$ 10.08

Income (Loss) from Investment Operations
Net investment income	0.25	0.49		0.44	0.41	0.36	0.51
Net realized and unrealized (loss)
gain on securities	(0.06)	0.21		(0.19)	(0.42)	0.22	0.80

Total from Investment Operations	0.19	0.70		0.25	(0.01)	0.58	1.31

Less Distributions:
Dividends (from net investment income)	(0.26)	(0.50)		(0.47)	(0.44)	(0.38)	(0.51)

Total Distributions	(0.26)	(0.50)		(0.47)	(0.44)	(0.38)	(0.51)

Net Asset Value, End of Period	$ 10.54	$ 10.61		$ 10.41	$ 10.63	$ 11.08	$ 10.88

Total return	1.73	% (c)	6.84%	2.36%	(0.12)%	5.43%	13.30%

Net Assets, End of Period (in thousands)	$ 43,608	$44,403		$32,012	$39,403	$39,134	$13,755

Average Net Assets for the Period
(in thousands)	$ 43,024	$37,799		$37,536	$34,988	$35,772	$ 8,148

Ratios of:
Gross Expenses to Average Net Assets (d)	0.92	% (b)	0.95%	0.96%	0.97%	0.95%	1.97%
Net Expenses to Average Net Assets (d)	0.40	% (b)	0.40%	0.40%	0.40%	0.40%	0.58%
Net Investment Income to Average Net Assets	4.81	% (b)	4.66%	4.10%	3.69%	3.31%	4.55%

Portfolio turnover rate	13.09	% (c)	26.51%	28.13%	43.87%	54.20%	74.35%

(a)	Unaudited.
(b)	Annualized.
(c)	Not annualized.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)

________________________________________________________________________________

1.	Organization and Significant Accounting Policies

EARNEST Partners Fixed Income Trust (the “Fund”) is a series fund. The Fund is part of The Nottingham Investment Trust II (the “Trust”), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on November 15, 1991. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment-grade fixed-income securities.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the value of a portfolio security, such as fixed income security which is typically valued within a matrix pricing system, cannot be made by analogy to a comparable security; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The financial statements include securities valued at $162,724 (0.37% of net assets) whose values have been estimated using a method approved by the Trust’s Board of Trustees. Such securities are valued by using a Matrix System, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U.S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Fund bears expenses incurred specifically on its behalf as well as a portion of general and trust expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions

The Fund may declare and distribute dividends from net investment income at the end of each month. Distributions from capital gains (if any) are generally declared and distributed annually.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues and disclosure of contingent assets and liabilities reported in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)

________________________________________________________________________________

2.	Transactions with Affiliates

Advisor

The Fund pays a monthly advisory fee to EARNEST Partners, LLC (the “Advisor”) based upon the average daily net assets of the Fund and calculated at the annual rates as shown in Schedule A.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Fund for the current fiscal year. There can be no assurance that the Expense Limitation Agreement will continue in the future. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three (3) fiscal years, provided that the Fund’s total assets exceed $20 million and the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 0.40% as described above. As of March 31, 2007 the recapturable reimbursed expense amounts are as follows for the fiscal years ended 2005, 2006 and 2007: $199,294, $209,694 and $209,087, respectively. These amounts are set to expire in 2008, 2009 and 2010, respectively. The expense limitation percentages, as well as the Advisory fees waived and expenses reimbursed for the six month period ended September 30, 2007 are included in Schedule A, provided below.

Schedule A: Advisor Fees		Expense Limitation Ratio	Advisor Fees Waived	Expenses Reimbursed
Average Net Assets	Rate
All assets	0.45%	0.40%	$97,069	$15,820

Administrator

The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates shown in Schedule B provided below, which is subject to a minimum of $2,000 per month. The

Administrator also receives a fee to procure and pay the custodian for the Funds, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. A breakdown of these fees is provided below, in Schedule B.

Compliance Services

The Nottingham Compliance Services, LLC, a wholly owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act. It receives compensation for this service at an annual rate of $7,750.

Transfer Agent

North Carolina Shareholder Services, LLC (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. It receives compensation for its services at a rate of $15 per shareholder per year, subject to a minimum fee of $1,500 per month.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

Schedule B: Administration Fees (1)		Custody Fees (2)		Fund Accounting Fees (monthly)	Fund Accounting Asset Based Fees		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate
On all assets	0.125%	First $100 million	0.020%	$2,250	On all assets	0.01%	$160 per state
		Over $100 million	0.009%
(1) (2)	Subject to minimum fees of $2,000 per month. Subject to minimum fees of $400 per month.

(Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)

________________________________________________________________________________

3.	Purchases and Sales of Investment Securities

For the six month period ended September 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$5,563,635	$5,525,491

Purchases of Long-Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$2,243,866	$3,903,308

4.	Federal Income Tax

The tax components of capital, as of March 31, 2007 are shown below in Table 1.

Accumulated capital losses noted below represent net capital loss carryovers as of March 31, 2007 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. Table 2 below shows the expiration dates of the carry-forwards. The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Other book tax differences in the fiscal year ended March 31, 2007 primarily consist of post-October loss deferrals.

Table 1

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$0	$0	$(932,472)	$(27,886)	$(175,605)

Table 2

Capital Loss Carry-forward Expiration Schedule
For the year ended March 31, 2007
March 31, 2009	March 31, 2013	March 31, 2014	March 31, 2015
$48,200	$141,621	$419,427	$323,224

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2007 are noted in Table 3. The net unrealized appreciation as of September 30, 2007 is ($420,989).

Table 3

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation
$43,614,201	$275,143	$(696,132)

Table 4 shows the amount of dividends and distributions from net investment income and net realized capital gains, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as net short-term gains, realized gains/(losses) from paydown securities, deferral of wash sale losses and capital loss carry-forwards. Any permanent differences such as tax returns of capital would be reclassified against capital.

Table 4

For the fiscal year ended	Distributions from
	Ordinary Income	Long-Term Capital Gains
September 30, 2007	$1,061,711	$ -
March 31, 2007 (a)	$1,810,818	$ -
March 31, 2006 (a)	$1,637,947	$ -

(a) Audited.

(Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)

________________________________________________________________________________

Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax years (tax years ended December 31, 1991–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

5.    Capital Share Transactions

	September 30,	March 31,
For the six month period or fiscal year ended	2007	2007 (a)
Transactions in Fund Shares
Shares sold	91,003	1,367,454
Reinvested distributions	100,049	169,444
Shares repurchased	(236,412)	(429,087)
Net (Decrease) Increase in Capital Shares	(45,360)	1,107,811
Shares Outstanding, Beginning of period	4,183,605	3,075,794
Shares Outstanding, End of period	4,138,245	4,183,605

(a) Audited.

6.	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value and sets out a framework for measuring fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)

________________________________________________________________________________

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included in Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the fund at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Renewal of Advisory Agreement During Period

EARNEST Partners, LLC (the “Advisor”) supervises the investments of the EARNEST Partners Fixed Income Trust (the “Fund”) pursuant to an Investment Advisory Agreement. At the annual meeting of the Fund’s Board of Trustees on September 11, 2007, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another one year term. In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (1) the nature, extent and quality of the services provided by the Advisor; (2) the investment performance of the Fund and the Advisor; (3) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (5) the Advisor’s practices regarding brokerage and portfolio transactions; and (6) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Investment Advisory Agreement and Expense Limitation Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, including financial statements, a description of personnel and the services provided to the Fund, information on investment advice and performance, a schedule listing its fees, other benefits and profitability, summaries of fund expenses, compliance program, affiliates and possible conflicts, and current legal matters, and other general information; comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s outside legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board of Trustees in order to make an informed decision.

Nature, Extent and Quality of the Services Provided by the Advisor

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees considered the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities), its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, its coordination of services for the Fund among the Fund’s service providers, and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares. The Trustees also evaluated the Advisor’s personnel, including the education and experience of the Advisor’s personnel. The Trustees noted that the president and principal executive officer and the vice president for the Fund were employees of the Advisor and served the Trust without additional compensation. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance program, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature and quality of the services provided by the Advisor was satisfactory and adequate for the Fund.

                                                                                                                                   (Continued)

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)

________________________________________________________________________________

Investment Performance of the Fund and the Advisor

In considering the investment performance of the Fund and the Advisor, the Trustees compared the short and long-term performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Morningstar category averages). The Trustees also considered the consistency of the Advisor’s management of the Fund with the Fund’s investment objective and policies. After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded, in light of the foregoing factors, that the investment performance of the Fund and the Advisor was satisfactory.

Costs of the Services to be Provided and Profits to be Realized by the Advisor and its Affiliates

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees considered the Advisor’s financial condition of the Advisor and the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset levels of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Fund and the nature and frequency of advisory fee payments. The Trustees reviewed the Advisor’s financial statements and discussed the financial stability and profitability of the firm. The Trustees reviewed the Fund’s Expense Limitation Agreement with the Advisor, and discussed the Advisor’s prior fee waivers under the Expense Limitation Agreement in detail, including the nature and scope of cost allocation for such fees. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name and the ability to place small accounts into the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. The Trustees determined that while the Fund’s management fee was lower than some of the comparable funds and higher than others, the Fund’s net expense ratio was lower than each of the comparable funds and lower than the Morningstar category average. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor under the Investment Advisory Agreement.

Economies of Scale

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangements with its Advisor involved both the management fee and the Expense Limitation Agreement. The Trustees determined that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the Expense Limitation Agreement. The Trustees noted that the Fund’s shareholders would continue to experience benefits from the Expense Limitation Agreement until the Fund’s expenses fell below the cap set by the Expense Limitation Agreement. Thereafter, the Trustees noted that the Fund’s shareholders would continue to benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor. Following further discussion of the Fund’s asset level, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that the Expense Limitation Agreement would continue to provide potential savings or protection for the benefit of the Fund’s investors.

Advisor’s Practices Regarding Brokerage and Portfolio Transactions

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and the Advisor’s performance in utilizing those standards, for seeking best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters). The Trustees noted that the Fund’s fixed income portfolio transactions were normally principal transactions executed in over-the-counter markets on a “net” basis. The Trustees considered the anticipated portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; and any anticipated allocation of portfolio business to persons affiliated with the Advisor. After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

(Continued)

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)

________________________________________________________________________________

Advisor’s Practices regarding Possible Conflicts of Interest

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or other accounts of the Advisor; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreement for the Fund.

EARNEST Partners Fixed Income Trust

is a series of the

The Nottingham Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:
NC Shareholder Services, LLC	EARNEST Partners, LLC
116 South Franklin Street	1180 Peachtree Street, Suite 2300
Rocky Mount, North Carolina 27804	Atlanta, Georgia 30309

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-322-0068

World Wide Web @:	World Wide Web @:

nottinghamco.com	earnestpartners.com

Semi-Annual Report 2007

Balanced Fund

Equity Fund

Small Company Fund

International Equity Fund

Mid-Cap Fund

September 30, 2007

(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Brown Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804,

Phone 1-800-773-3863.

Table of Contents

Balanced Fund	7
Equity Fund	10
Small Company Fund	12
International Equity Fund	14
Mid-Cap Fund	16
Statement of Assets and Liabilities	19
Statement of Operations	20
Statement of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	27

Investments in the Brown Capital Management Funds (“Funds”) are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Funds’ prospectus. Additionally there is small company risk associated with the Small Company Fund, credit risk, interest rate risk, maturity risk, investment grade securities risk associated with the Balanced Fund, mid-cap companies risk associated with the Mid-Cap Fund; and foreign securities risk, emerging market risk, currency risk, Euro risk, political/economic risk, regulatory risk and transaction costs risk associated with the International Equity Fund.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.

Regarding the Brown Capital Management: Balanced Fund, Equity Fund, Mid-Cap and International Equity Fund:

Stated performance in the aforementioned funds was achieved at some or all points during the year by waiving or reimbursing part of those funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2007.

For More Information on Your Brown Capital Management (BCM ) Mutual Funds:

See Our Web site @ www.browncapital.com

or

Call Our Shareholder Services Group Toll-Free at 1-877-892-4 BCM, (1-877-892-4226)

(This page was intentionally left blank.)

Fund Expenses (Unaudited)

________________________________________________________________________________

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution (12b-1) fees (Mid-cap fund) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Examples	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period*
Balanced Fund
Actual	$1,000.00	$1,071.20	$6.23
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07
Equity Fund
Actual	$1,000.00	$1,083.60	$6.27
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07
Small Company Fund
Actual	$1,000.00	$1,093.10	$6.40
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.17

International Equity Fund
Actual	$1,000.00	$1,048.60	$10.12
Hypothetical (5% return before expenses)	$1,000.00	$1,015.19	$9.95
Mid-Cap Fund Institutional Class
Actual	$1,000.00	$1,112.90	$6.89
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58
Mid-Cap Fund Investor Class
Actual	$1,000.00	$1,111.40	$8.20
Hypothetical (5% return before expenses)	$1,000.00	$1,017.30	$7.84

* Expenses are equal to the Funds’ annualized expense ratio (1.20% for the Balanced Fund, and Equity Fund, 1.22% for the Small Company Fund, 1.97% for the International Fund and 1.30% and 1.55% for the Mid-Cap Institutional Class and Mid-Cap Investor Class, respectively) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the most recent six month period).

(This page was intentionally left blank.)

The Brown Capital Management Balanced Fund

Schedule of Investments
	(Unaudited)

	As of September 30, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

	COMMON STOCKS - 75.12%			Health Care Equipment & Services - 5.28%
					Medtronic, Inc.	4,000	$ 225,640
	Capital Goods - 9.13%				Quest Diagnostics	2,200	127,094
	Danaher Corporation	2,700	$ 223,317	*	St. Jude Medical, Inc.	1,100	48,477
	Fluor Corporation	1,400	201,572		UnitedHealth Group Incorporated 5,100		246,993
	General Electric Company	11,400	471,960	*	Waters Corporation	1,700	113,764
	Joy Global Inc.	2,850	144,951				761,968
	The Boeing Company	1,700	178,483	Insurance - 2.39%
	Tyco International Ltd.	2,200	97,548		American International
			1,317,831		Group, Inc.	5,100	345,015
Consumer Durables & Apparel - 0.91%
*	Coach, Inc.	2,790	131,883	Materials - 1.45%
					Allegheny Technologies, Inc.	1,900	208,905
	Diversified Financials - 9.77%
	American Express Company	2,600	154,362	Media - 1.09%
	Ameriprise Financial Inc.	1,740	109,812	*	Comcast Corporation - Cl. A	6,500	157,170
	Citigroup Inc.	5,700	266,019
	J.P. Morgan Chase & Co.	5,500	252,010	Pharmaceuticals & Biotechnology - 4.41%
	Lehman Brothers Holdings, Inc.	700	43,211		Abbott Laboratories	3,000	160,860
	T. Rowe Price Group Inc.	4,290	238,910	*	Celgene Corporation	2,800	199,668
	The Goldman Sachs Group, Inc	1,600	346,784	*	Gilead Sciences, Inc.	3,600	147,132
			1,411,108		Wyeth	2,900	129,195
	Energy - 7.24%						636,855
	CONSOL Energy Inc.	2,200	102,520	Retailing - 7.06%
	Diamond Offshore Drilling, Inc.	1,500	169,935	*	Dick's Sporting Goods, Inc.	2,500	167,875
	Peabody Energy Corporation	1,500	71,805		Home Depot, Inc.	4,200	136,248
	Schlumberger Limited	2,800	294,000	*	J. Crew Group, Inc.	1,300	53,950
	Smith International, Inc.	2,100	149,940		Nordstrom, Inc.	3,300	154,737
*	Transocean Inc.	900	101,745	*	O'Reilly Automotive, Inc.	3,100	103,571
	XTO Energy, Inc.	2,500	154,600		Staples, Inc.	6,200	133,238
			1,044,545		Target Corporation	2,000	127,140
Food & Staples Retailing - 2.54%				*	Tractor Supply Company	3,100	142,879
	Walgreen Co.	3,400	160,616				1,019,638
	Whole Foods Market, Inc.	4,200	205,632	Semiconductors & Semiconductor Equipment - 1.61%
			366,248		Intel Corporation	9,000	232,740
Food, Beverage & Tobacco - 3.38%
µ	Diageo plc	1,200	105,276
*	Hansen Natural Corporation	2,700	153,036
	The Coca-Cola Company	4,000	229,880
			488,192

							(Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of September 30, 2007
		Shares	Market Value (Note 1)			Principal	Market Value (Note 1)

COMMON STOCKS - (Continued)				U.S. GOVERNMENT OBLIGATIONS - 15.57%

Software & Services - 7.38%					U.S. Treasury Notes
*	Adobe Systems Incorporated	2,500	$ 109,150		4.625%, 02/29/08	$ 660,000	$ 661,238
*	Akamai Technologies, Inc.	2,100	60,333		4.500%, 02/28/11	660,000	669,229
*	Citrix Systems, Inc.	1,500	60,480		4.500%, 02/15/16	660,000	660,103
*	Cognizant Technologies Solutions				8.000%, 11/15/21	20,000	26,378
	Corporation - Cl. A	2,200	175,494		6.250%, 08/15/23	20,000	22,977
*	Google Inc.	215	121,963		4.500%, 02/15/36	220,000	208,570
	Microsoft Corporation	8,400	247,464
*	Oracle Corporation	8,600	186,190	Total U.S. Government Obligations
	Western Union Company	5,000	104,850	(Cost $2,209,244)			2,248,495
			1,065,924
Technology Hardware & Equipment - 9.53%				CORPORATE OBLIGATIONS - 5.43%
*	Apple Inc.	1,300	199,602
*	Cisco Systems, Inc.	11,640	385,400		Coca-Cola Company
	Corning Inc.	5,200	128,180		5.750%, 03/15/11	200,000	204,499
*	EMC Corporation	11,670	242,736		Dow Chemical Capital Debenture
	Hewlett-Packard Company	2,300	114,517		9.200%, 06/01/10	15,000	16,490
	International Business Machines				Dow Chemical
	Corporation (IBM)	2,600	306,280		7.375%, 11/01/29	170,000	186,028
			1,376,715		Nalco Chemical
Telecommunication Services - 0.57%					6.250%, 05/15/08	50,000	49,750
*	NII Holdings Inc.	1,000	82,150		NSTAR Electric Co.
					7.800%, 05/15/10	60,000	63,935
Transportation - 1.38%					Sears Roebuck Acceptance
	J.B. Hunt Transportation Services,				7.000%, 02/01/11	170,000	177,406
	Inc.	3,800	99,940		Wal-Mart Stores
	Norfolk Southern Corporation	1,900	98,629		8.070%, 12/21/12	80,000	86,286
			198,569
				Total Corporate Obligations
Total Common Stocks (Cost $9,236,946)			10,845,456	(Cost $756,453)			784,394

INVESTMENT COMPANY - 3.66%				Total Investments
	Evergreen Institutional Money				(Cost $12,731,271) - 99.78%		$ 14,406,973
	Market Fund, 5.26%			Other Assets Less Liabilities - 0.22%			31,988
	(Cost $528,628)	528,628	528,628
				Net Assets - 100.00%			$ 14,438,961

				*	Non-income producing investment.
				μ	American Depositary Receipt.

				The following acronym is used in this portfolio:

				plc - Public Limited Company (British)
							(Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of September 30, 2007

Summary of Investments by Industry
	% of Net Assets	Market
Industry		Value
Capital Goods	9.13%	$ 1,317,831
Consumer Durables & Apparel	0.91%	131,883
Corporate Obligations	5.43%	784,394
Diversified Financials	9.77%	1,411,108
Energy	7.24%	1,044,545
Food & Staples Retailing	2.54%	366,248
Food, Beverage & Tobacco	3.38%	488,192
Health Care Equipment & Services	5.28%	761,968
Insurance	2.39%	345,015
Investment Company	3.66%	528,628
Materials	1.45%	208,905
Media	1.09%	157,170
Pharmaceuticals & Biotechnology	4.41%	636,855
Retailing	7.06%	1,019,638
Semiconductors & Semiconductor
Equipment	1.61%	232,740
Software & Services	7.38%	1,065,924
Technology Hardware & Equipment	9.53%	1,376,715
Telecommunication Services	0.57%	82,150
Transportation	1.38%	198,569
U.S. Government Obligations	15.57%	2,248,495
	99.78%	$ 14,406,973

See Notes to Financial Statements

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 99.18%				Health Care Equipment & Services - 7.04%
					Medtronic, Inc.	5,080	$ 286,563
Capital Goods - 11.19%					Quest Diagnostics Incorporated	2,400	138,648
	Danaher Corporation	2,500	$ 206,775		UnitedHealth Group Incorporated	6,080	294,454
	Fluor Corporation	1,500	215,970	*	Waters Corporation	2,000	133,840
	General Electric Company	12,350	511,290				853,505
	Joy Global Inc.	3,150	160,209	Insurance - 3.17%
	The Boeing Company	1,900	199,481		American International Group, Inc.	5,680	384,252
	Tyco International Ltd.	1,400	62,076
			1,355,801	Materials - 2.08%
Consumer Durables & Apparel - 1.20%					Allegheny Technologies, Inc.	2,300	252,885
*	Coach, Inc.	3,090	146,064
				Media - 1.45%
Diversified Financials - 13.40%				*	Comcast Corporation - Cl. A	7,280	176,030
	American Express Company	3,300	195,921
	Ameriprise Financial Inc.	2,000	126,220	Pharmaceuticals & Biotechnology - 6.52%
	Citigroup Inc.	6,380	297,755		Abbott Laboratories	3,570	191,423
	JPMorgan Chase & Co.	6,880	315,242	*	Celgene Corporation	3,200	228,192
	Lehman Brothers Holdings Inc.	800	49,384	*	Gilead Sciences, Inc.	5,180	211,707
	T. Rowe Price Group Inc.	4,880	271,767		Wyeth	3,580	159,489
	The Goldman Sachs Group, Inc.	1,700	368,458				790,811
			1,624,747	Retailing - 8.60%
Energy - 10.29%				*	Dick's Sporting Goods, Inc.	500	33,575
	CONSOL Energy Inc.	2,400	111,840	*	J. Crew Group, Inc.	1,600	66,400
	Diamond Offshore Drilling, Inc.	1,700	192,593		Nordstrom, Inc.	3,780	177,244
	Peabody Energy Corporation	1,700	81,379	*	O'Reilly Automotive, Inc.	3,780	126,290
	Schlumberger Limited	3,575	375,375		Staples, Inc.	8,230	176,863
	Smith International, Inc.	2,500	178,500		Target Corporation	2,300	146,211
*	Transocean Inc.	1,000	113,050		The Home Depot, Inc.	4,780	155,063
	XTO Energy, Inc.	3,166	195,785	*	Tractor Supply Company	3,500	161,315
			1,248,522				1,042,961
Food & Staples Retailing - 3.48%				Semiconductors & Semiconductor Equipment - 2.21%
	Walgreen Co.	4,080	192,739		Intel Corporation	10,380	268,427
	Whole Foods Market, Inc.	4,680	229,133
			421,872	Software & Services - 8.85%
Food, Beverage & Tobacco - 4.72%				*	Adobe Systems Incorporated	3,000	130,980
μ	Diageo plc	1,400	122,822	*	Akamai Technologies, Inc.	2,400	68,952
*	Hansen Natural Corporation	3,300	187,044	*	Citrix Systems, Inc.	1,800	72,576
	The Coca-Cola Company	4,580	263,213	*	Cognizant Technology
			573,079		Solutions Corporation - Cl. A	2,400	191,448
				*	Google Inc.	180	102,109
					Microsoft Corporation	9,580	282,227
				*	Oracle Corporation	10,380	224,727
							1,073,019

							(Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2007
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)				Summary of Investments by Industry
					% of Net Assets	Market Value
Technology Hardware & Equipment - 12.18%				Industry
*	Apple Inc.	1,500	$ 230,310	Capital Goods	11.19%	$ 1,355,801
*	Cisco Systems, Inc.	11,950	395,664	Consumer Durables & Apparel	1.20%	146,064
	Corning Incorporated	4,980	122,757	Diversified Financials	13.40%	1,624,747
*	EMC Corporation	12,950	269,360	Energy	10.29%	1,248,522
	Hewlett-Packard Company	2,600	129,454	Food & Staples Retailing	3.48%	421,872
	International Business			Food, Beverage & Tobacco	4.72%	573,079
	Machines Corporation (IBM)	2,800	329,840	Health Care Equipment & Services	7.04%	853,505
			1,477,385	Insurance	3.17%	384,252
Telecommunication Services - 0.74%				Investment Company	0.79%	95,917
*	NII Holdings Inc.	1,100	90,365	Materials	2.08%	252,885
				Media	1.45%	176,030
Transportation - 2.06%				Pharmaceuticals & Biotechnology	6.52%	790,811
	J.B. Hunt Transport			Retailing	8.60%	1,042,961
	Services, Inc.	4,780	125,714	Semiconductors &
	Norfolk Southern Corporation	2,400	124,584	Semiconductor Equipment	2.21%	268,427
			250,298	Software & Services	8.85%	1,073,019
				Technology Hardware & Equipment	12.18%	1,477,385
Total Common Stocks (Cost $10,259,566)			12,030,023	Telecommunication Services	0.74%	90,365
				Transportation	2.06%	250,298
INVESTMENT COMPANY - 0.79%				Total	99.97%	$ 12,125,940
	Evergreen Institutional Money Market Fund, 5.22%
	(Cost $95,917)	95,917	95,917

Total Investments (Cost $10,355,483) - 99.97% $ 12,125,940
Other Assets Less Liabilities - 0.03%			3,744

Net Assets - 100.00%			$ 12,129,684

*	Non-income producing investment.
μ	American Depositary Receipt.

The following acronym is used in this portfolio:

plc - Public Limited Company (British)

See Notes to Financial Statements

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of September 30, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 96.43%				Medical/Health Care - 24.29%
				*	Abaxis, Inc.	471,000	$ 10,573,950
Business Services - 19.97%				*	Accelrys Inc	245,978	1,684,949
*	ACI Worldwide, Inc.	210,000	$ 4,693,500	*	Affymetrix, Inc.	240,045	6,089,942
	Balchem Corporation	238,652	4,870,887	*	Bruker BioSciences
*	Concur Technologies Inc.	472,140	14,881,853		Corporation	568,600	5,003,680
*	Diodes Incorporated	197,700	6,346,170	*	Immucor, Inc.	227,300	8,125,975
	Dynamic Materials Corporation	33,100	1,585,159	*	Kendle International, Inc.	178,000	7,392,340
	Fair Isaac Corporation	110,685	3,996,835	*	Kensey Nash Corporation	295,500	7,715,505
*	Macrovision Corporation	436,445	10,749,640		Meridian Bioscience, Inc.	235,900	7,152,488
*	Nuance Communications, Inc.	308,524	5,957,598	*	Neogen Corporation	152,085	3,607,456
*	SPSS Inc.	249,915	10,281,503	*	Pharmacopeia, Inc.	326,676	1,868,587
			63,363,145	*	Palomar Medical
Consumer Related - 11.30%					Technologies, Inc.	209,200	5,960,108
*	Dolby Laboratories Inc. - Cl. A	304,400	10,599,208	*	Techne Corporation	162,600	10,256,808
*	DTS Inc.	429,090	13,031,463	*	Ventana Medical Systems, Inc.	19,105	1,641,311
*	Green Mountain Coffee						77,073,099
	Roasters, Inc.	223,011	7,401,735	Pharmaceuticals - 5.25%
*	Panera Bread Company - Cl. A	12,900	526,320	*	Albany Molecular
*	The Cheesecake Factory				Research, Inc.	219,660	3,316,866
	Incorporated	183,625	4,309,679	*	Human Genome Sciences, Inc.	410,500	4,224,045
			35,868,405	*	Incyte Corporation	541,270	3,870,081
Industrial Products & Systems - 23.35%					Medicis Pharmaceuticals
*	ANSYS, Inc.	293,685	10,035,217		Corporation - Cl. A	171,700	5,238,567
	CARBO Ceramics Inc.	221,400	11,231,622				16,649,559
	Cognex Corporation	297,855	5,289,905
*	Dionex Corporation	108,640	8,632,534	Total Common Stocks (Cost $209,241,234)			305,982,926
*	FEI Company	361,800	11,371,374
*	FLIR Systems, Inc.	252,034	13,960,163	INVESTMENT COMPANY - 4.01%
*	Measurement Specialties, Inc.	312,600	8,721,540	Evergreen Institutional Money Market Fund, 5.22%
*	Symyx Technologies, Inc	556,647	4,837,262	(Cost $12,729,543)		12,729,543	12,729,543
			74,079,617
Information/Knowledge Management - 12.27%				Total Investments
	Blackbaud, Inc.	378,279	9,547,762	(Cost $221,970,777) - 100.44%			$ 318,712,469
*	Manhattan Associates, Inc.	310,900	8,521,769	Liabilities in Excess of Other Assets - (0.44%)			(1,391,341)
*	NetScout Systems, Inc.	505,580	5,510,822
	Quality Systems, Inc.	215,200	7,882,776	Net Assets - 100.00%			$ 317,321,128
*	Tollgrade Communications, Inc.	149,880	1,516,786
*	Tyler Technologies, Inc.	447,130	5,969,186	*	Non-income producing investment.
			38,949,101

							(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of September 30, 2007

Summary of Investments by Sector
	% of Net Assets	Market Value
Sector
Business Services	19.97%	$ 63,363,145
Consumer Related	11.30%	35,868,405
Industrial Products & Systems	23.35%	74,079,617
Information/Knowledge
Management	12.27%	38,949,101
Investment Company	4.01%	12,729,543
Medical/Health Care	24.29%	77,073,099
Pharmaceuticals	5.25%	16,649,559
	100.44%	$ 318,712,469

See Notes to Financial Statements

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

	COMMON STOCKS - 97.30%			Israeli Equities - 3.05%
				*	Check Point Software
	Belgium Equities - 1.18%				Technologies, Ltd.	7,100	$ 178,778
	* RHJ International	11,670	$ 12,170	µ	Teva Pharmaceutical Industries Ltd.	8,295	368,879
							547,657
	Bermuda Equities - 7.23%			Italian Equities - 4.55%
	Endurance Specialty Holdings				Amplifon S.p.A	38,410	304,250
	Ltd.	4,660	193,623		Tod's S.p.A	2,390	200,697
	* Lancashire Holdings Ltd	40,300	298,500	*	UniCredito Italiano SpA	36,600	313,137
	Tyco International Ltd.	10,400	461,136				818,084
	Willis Group Holdings Ltd.	8,415	344,510	Japanese Equities - 15.29%
			1,297,769		Asatsu-DK Inc.	10,310	332,088
	Canadian Equity - 1.75%				D & M Holdings Inc.	72,000	224,393
	* GSI Group Inc.	27,800	314,140		Daito Trust Construction Co., Ltd.	6,250	301,428
					Japan Tobacco Inc.	102	560,303
	Chinese Equity - 1.53%				Meitec Corporation	7,600	222,965
	Travelsky Technology Ltd.	256,190	274,516		Nikko Cordial Corporation	29,000	364,299
					Nissin Healthcare Food Service
	Egypt Equity - 2.13%				Co., Ltd	10,300	143,467
Ω	Orascom Telecom Holding SAE	5,850	382,590		SKY Perfect Communications Inc.	593	254,504
					Uni-Charm Corporation	5,575	342,159
	French Equities - 5.59%						2,745,606
	Axa	6,155	275,412	Mexican Equities - 3.58%
*µ	Flamel Technologies S.A.	17,600	158,224	µ	Fomento Economico
	L'Oreal SA	1,430	187,597		Mexicano, S.A.B de C.V.	8,490	317,526
	Sanofi-Aventis	4,520	382,720		Wal-Mart de Mexico SAB de CV	88,870	325,808
			1,003,953				643,334
	German Equities - 6.17%			Netherland Equities - 4.20%
*	10tacle Studio AG	14,800	224,335		Koninkijke DSM NV	4,790	258,526
	Bayerische Motoren Werke				Koninklijke (Royal) Philips
	(BMW) AG	5,800	375,066		Electronics N.V.	10,981	495,585
	Deutsche Telekom AG	14,250	280,005				754,111
	Rhoen-Klinikum AG	7,150	228,889	Singapore Equities - 3.52%
			1,108,295		Singapore Petroleum Company
	Hong Kong Equities - 7.14%				Limited	65,000	297,543
Esprit Holdings Ltd.		48,330	767,794		UOB-Kay Hian Holdings Limited	231,600	335,200
GZI Real Estate Investment Trust		560,000	224,032				632,743
Vitasoy International Holdings				South Korean Equities - 4.67%
	Limited	672,245	291,419	*µ	Gmarket Inc.	11,010	258,185
			1,283,245	µ	Kookmin Bank	3,600	295,164

Indian Equity - 1.76%				µ	SK Telecom Co., Ltd.	9,630	286,011
Ω	LIC Housing Finance Limited	26,300	316,741	839,360

Irish Equities - 1.43%
	IAWS Group plc	11,515	255,984
				(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2007
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)				The following acronyms and abbreviations are used in this portfolio:

Swiss Equities - 2.76%				A/S - Aktieselskap (Danish)
*	Kaba Holding AG	750	$ 226,121	AB - Aktiebolag (Swedish)
*	Nobel Biocare Holding AG	995	269,433	AG - Aktiengesellschaft (German)
			495,554	NV - Naamloze Vennootschap (Dutch)
United Kingdom Equities - 19.77%				PLC - Public Limited Company (British)
	British Sky Broadcasting			SA - Societe Anonyme (French)
	Group plc	22,150	314,985	SAB de CV - Convertible Securities (Mexican)
*	Diageo plc	24,715	543,120	SAE - Societe Anonyme Egyptienne (Egyptian)
	Invesco plc	25,190	340,949	SpA - Societa Per Azioni (Italian)
	Man Group plc	36,145	409,352
	Reed Elsevier plc	35,380	447,381	Summary of Investments by Industry
*	Royal Bank of Scotland				% of Net Assets	Market Value
	Group plc	24,414	262,258	Industry
	SABMiller plc	14,580	415,267	Automobiles & Components	3.34%	$ 599,459
*	Shire plc	14,410	354,110	Banks	8.64%	1,551,600
	United Business Media plc	13,056	184,995	Capital Goods	8.80%	1,581,837
	Vitec Group plc	22,245	279,013	Commercial Services & Supplies	1.24%	222,965
			3,551,430	Consumer Durables & Apparel	3.88%	696,282
				Diversified Financials	7.22%	1,297,671
Total Common Stocks (Cost $13,224,583)			17,477,282	Energy	1.66%	297,543
				Food & Staples Retailing	2.61%	469,274
INVESTMENT COMPANY - 2.69%				Food, Beverage & Tobacco	13.27%	2,383,620
	Evergreen Institutional Money Market Fund			Health Care Equipment & Services	4.47%	802,572
	(Cost $483,926)	483,926	483,926	Household & Personal Products	2.95%	529,756
				Insurance	6.19%	1,112,046
Total Investments				Investment Company	2.69%	483,926
(Cost $13,708,509) - 99.99%			$ 17,961,208	Materials	1.44%	258,526
Other Assets Less Liabilities - 0.01%			1,059	Media	8.54%	1,533,953
				Pharmaceuticals & Biotechnology	7.04%	1,263,932
Net Assets - 100.00%			$ 17,962,267	Real Estate	1.25%	224,032
				Retailing	5.71%	1,025,979
*	Non-income producing investment.			Software & Services	2.24%	403,113
µ	American Depositary Receipt.			Telecommunication Services	5.28%	948,606
Ω	Global Depositary Receipts.			Transportation	1.53%	274,516
				Total	99.99%	$ 17,961,208

  See Notes to Financial Statements

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of September 30, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 97.40%				Health Care Equipment & Services - 11.15%
				*	Allscripts Healthcare Solutions, Inc.	6,800	$ 183,804
Automobiles & Components - 1.81%				*	Covance Inc.	2,010	156,579
*	Copart, Inc.	5,000	$ 171,950	*	HealthExtras, Inc.	5,200	144,716
					Quest Diagnostics Incorporated	2,600	150,202
Capital Goods - 13.58%				*	St. Jude Medical, Inc.	5,770	254,284
	Danaher Corporation	1,460	120,756	*	Waters Corporation	2,500	167,300
	Fastenal Company	3,100	140,771				1,056,885
	Fluor Corporation	1,900	273,562	Household & Personal Products - 1.26%
	Joy Global Inc.	2,850	144,951	*	Chattern, Inc.	1,700	119,884
	MSC Industrial Direct Co., Inc. - Cl. A	3,600	182,124
	Precision Castparts Corp.	1,400	207,172	Insurance - 1.33%
*	Quanta Services, Inc.	2,600	68,770		Willis Group Holdings Limited	3,070	125,686
	Textron, Inc.	2,400	149,304
			1,287,410	Materials - 3.01%
Commercial Services & Supplies - 1.54%					Allegheny Technologies, Inc.	1,500	164,925
*	Iron Mountain Incorporated	4,800	146,304		Martin Marietta Materials, Inc.	900	120,195
							285,120
Consumer Durables & Apparel - 1.76%				Pharmaceuticals & Biotechnology - 7.02%
*	Coach, Inc.	3,540	167,336	*	Affymetrix, Inc.	4,400	111,628
				*	Celgene Corporation	3,400	242,454
Consumer Services - 1.48%				μ	Shire PLC	2,600	192,348
*	The Cheesecake Factory			*	United Therapeutics Corporation	1,800	119,772
	Incorporated	5,972	140,163				666,202
				Retailing - 9.70%
Diversified Financials - 4.75%				*	Dick's Sporting Goods, Inc.	2,540	170,561
	Ameriprise Financial, Inc.	2,900	183,019	*	J. Crew Group, Inc.	2,100	87,150
	T. Rowe Price Group Inc.	4,800	267,312		Nordstrom, Inc.	3,600	168,804
			450,331	*	O'Reilly Automotive, Inc.	4,600	153,686
Energy - 12.24%					Staples, Inc.	7,650	164,398
	CONSOL Energy Inc.	2,500	116,500	*	Tractor Supply Company	3,800	175,142
*	Cameron International Corporation	1,800	166,122				919,741
	Diamond Offshore Drilling, Inc.	1,500	169,935	Semiconductors & Semiconductor Equipment - 0.85%
*	National-Oilwell Varco Inc.	1,400	202,300	*	PMC-Sierra, Inc.	9,600	80,544
	Smith International Inc.	2,600	185,640
*	Weatherford International Ltd.	2,000	134,360	Software & Services - 11.79%
	XTO Energy, Inc.	3,000	185,520	*	Akamai Technologies, Inc.	4,000	114,920
			1,160,377	*	Citrix Systems, Inc.	3,900	157,248
Food & Staples Retailing - 1.91%				*	Cognizant Technology
	Whole Foods Market, Inc.	3,700	181,152		Solutions Corporation - Cl. A	1,900	151,563
				*	Electronic Arts Inc. (EA)	3,300	184,767
Food, Beverage & Tobacco - 3.35%					FactSet Research Systems Inc.	2,800	191,940
*	Hansen Natural Corporation	3,900	221,052	*	Macrovision Corporation	7,000	172,410
	Wm. Wrigley Jr. Company	1,500	96,345		Western Union Company	6,900	144,693
			317,397				1,117,541
							(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of September 30, 2007
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)				Summary of Investments by Industry
					% of Net	Market
Technology Hardware & Equipment - 3.35%				Industry	Assets	Value
*	Avid Technology, Inc.	2,700	$ 73,116	Automobiles & Components	1.81%	$ 171,950
*	FLIR Systems, Inc.	2,100	116,319	Capital Goods	13.58%	1,287,410
*	Network Appliance, Inc.	4,765	128,226	Commercial Services & Supplies	1.54%	146,304
			317,661	Consumer Durables & Apparel	1.76%	167,336
Telecommunication Services - 1.47%				Consumer Services	1.48%	140,163
*	NII Holdings Inc.	1,700	139,655	Diversified Financials	4.75%	450,331
				Energy	12.24%	1,160,377
Transportation - 4.05%				Food & Staples Retailing	1.91%	181,152
	Expeditors International of			Food, Beverage & Tobacco	3.35%	317,397
	Washington, Inc.	2,700	127,710	Health Care Equipment & Services	11.15%	1,056,885
	J.B. Hunt Transport Services, Inc.	5,000	131,500	Household & Personal Products	1.26%	119,884
*	Old Dominion Freight Line, Inc.	5,200	124,644	Insurance	1.33%	125,686
			383,854	Investment Company	2.76%	262,050
				Materials	3.01%	285,120
Total Common Stocks (Cost $7,955,941)			9,235,193	Pharmaceuticals & Biotechnology	7.02%	666,202
				Retailing	9.70%	919,741
INVESTMENT COMPANY - 2.76%				Semiconductors &
	Evergreen Institutional Money Market Fund, 5.26%			Semiconductor Equipment	0.85%	80,544
(Cost $262,050)		262,050	262,050	Software & Services	11.79%	1,117,541
				Technology Hardware & Equipment	3.35%	317,661
Total Investments (Cost $8,217,991) - 100.16%			$ 9,497,243	Telecommunication Services	1.47%	139,655
Liabilities in Excess of Other Assets - (0.16%)			(15,598)	Transportation	4.05%	383,854
				Total	100.16%	$ 9,497,243
Net Assets - 100.00%			$ 9,481,645

*	Non-income producing investment.
μ	American Depositary Receipts.

The following abbreviation is used in this portfolio:

PLC - Public Limited Company (British)

See Notes to Financial Statements

(This page was intentionally left blank.)

Brown Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)
	Balanced	Equity	Small Company	International		Mid-Cap
As of September 30, 2007	Fund	Fund	Fund	Equity Fund		Fund

Assets:
Investments, at cost	$12,731,271	$10,355,483	$ 21,970,777	$ 3,708,509		$8,217,991
Investments, at value (note 1)	$14,406,973	$12,125,940	$318,712,469	$17,961,649		$9,497,243
Receivables:
Fund shares sold	380	466	1,325,323	15,370		4,816
Interest and dividends, at value (note 1)	35,101	10,517	116,844	40,369	*	4,668
Prepaid expenses
Fund accounting fees	2,250	2,250	2,250	2,250		2,250
Compliance service fees	678	678	678	678		678
Other expenses	6,082	7,755	27,486	19,470		13,867
Due from affiliates:
Advisor (note2)	-	816	-	-		5,787

Total Assets	14,451,464	12,148,422	320,185,050	18,039,786		9,529,309

Liabilities:
Payables:
Investments purchased	4,626	4,626	2,639,202	39,638		37,864
Fund shares repurchased	-	5,764	218,281	-		-
Accrued expenses	7,691	8,348	6,439	8,372		9,800
Disbursements in excess of cash on demand	186	-	-	29,509		-

Total Liabilities	12,503	18,738	2,863,922	77,519		47,664

Net Assets	$14,438,961	$12,129,684	$317,321,128	$17,962,267		$9,481,645

Net Assets Consist of:
Capital (par value and paid in surplus)	13,275,571	10,495,657	176,533,801	11,073,447		7,550,727
Undistributed net investment income (loss)	-	(16,132)	(1,291,225)	23,494		(37,915)
Undistributed net realized (loss) gain from investment
and foreign currency translations	(512,312)	(120,298)	45,336,860	2,612,882		689,581
Unrealized appreciation of investments and
and foreign currency translations	1,675,702	1,770,457	96,741,692	4,252,444		1,279,252

Total Net Assets	$14,438,961	$12,129,684	$317,321,128	$17,962,267		9,481,645
Institutional Shares Outstanding, no par value
(unlimited shares authorized)	845,139	607,587	8,191,247	1,027,466		195,446
Net Assets - Institutional Shares	$14,438,961	$12,129,684	$317,321,128	$17,962,267		$3,101,413
Net Asset Value Per Institutional Share	$ 17.08	$ 19.96	$ 38.74	$ 17.48		$ 15.87
Investor Shares Outstanding, no par value (unlimited shares authorized)						407,398
Net Assets - Investor Shares	NA	NA	NA	NA		$6,380,232
Net Asset Value Per Investor Share						$ 15.66
* At cost $41,065

   See Notes to Financial Statements

Brown Capital Management Funds

Statements of Operations
(Unaudited)
Balanced	Equity	Small Company International	Mid-Cap
For the six month period ended September 30, 2007 Fund	Fund	Fund Equity Fund	Fund

Investment Income:
Interest	$ 78,632	$ -	$ -	$ -	$ -
Dividends	63,996	60,731	636,500	225,250	27,050
Foreign tax withheld	-	-	-	(30,271)	-

Total Income	142,628	60,731	636,500	194,979	27,050

Expenses:
Advisory fees (note 2)	45,798	41,728	1,587,310	87,061	33,310
Administration fees (note 2)	12,330	12,000	196,334	15,236	12,000
Transfer agent fees (note 2)	9,750	10,250	14,251	9,849	12,499
Fund accounting fees (note 2)	14,205	14,143	29,373	14,371	18,443
Custody fees (note 2)	2,610	2,484	21,902	5,750	2,738
Compliance services fees (note 2)	8,374	8,374	8,374	8,374	8,374
Distribution and service fees - Investor Shares (note 3)	-	-	-	-	7,431
Registration and filing administration fees (note 2)	2,084	2,646	4,331	1,523	5,573
Legal fees	5,500	5,499	5,251	5,500	7,251
Audit and tax preparation fees	8,001	7,251	8,500	9,000	7,251
Registration and filing expenses	1,759	2,362	6,346	1,318	7,898
Printing expenses	375	376	2,251	251	251
Trustees' fees and expenses	1,351	2,500	1,501	1,501	1,351
Securities pricing fees	3,750	3,000	2,000	6,751	2,500
Other expenses	4,249	4,249	40,001	5,000	4,500

Total Expenses	120,136	116,862	1,927,725	171,485	131,370

Expenses reimbursed by Advisor (note 2)	-	-	-	(33,095)
Advisory fees waived (note 2)	(35,836)	(39,999)	-	-	(33,310)

Net Expenses	84,300	76,863	1,927,725	171,485	64,965

Net Investment Income/(Loss)	58,328	(16,132)	(1,291,225)	23,494	(37,915)

Realized and Unrealized Gain on Investments:
Net realized gain from investment and foreign
securities transactions	400,966	627,765	23,554,691	2,038,229	287,661
Change in unrealized appreciation of
investments and foreign currency translations	518,916	411,120	4,755,385	(1,234,096)	689,730

Realized and Unrealized Gain on Investments	919,882	1,038,885	28,310,076	804,133	977,391

Net Increase in Net Assets
Resulting from Operations	$978,210	$1,022,753	$27,018,851	$ 827,627	$ 939,476

See Notes to Financial Statements.

Brown Capital Management Funds

Statements of Changes in Net Assets
	Balanced Fund			Equity Fund
For the six month period and	September 30,	March 31,	September 30,	March 31,
fiscal year ended	2007 (a)	2007	2007 (a)	2007

Operations:
Net investment income (loss)	$ 58,328	$ 114,313	$ (16,132)	$ (22,404)
Net realized gain from investments	400,966	529,626	627,765	917,961
Change in unrealized appreciation of investments	518,916	(420,531)	411,120	(811,199)
Net Increase in Net Assets
Resulting from Operations	978,210	223,408	1,022,753	84,358
Distributions to Shareholders: (note 5)
Net investment income	(58,330)	(114,311)	-	-
Decrease in Net Assets Resulting from Distributions	(58,330)	(114,311)	-	-
Capital Share Transactions: (note 6)
Shares sold	31,460	858,097	66,252	180,206
Reinvested dividends and distributions	57,991	113,859	-	-
Shares repurchased	(430,527)	(350,004)	(2,196,895)	(1,222,805)
Net (Decrease) Increase from Capital Share Transactions	(341,076)	621,952	(2,130,643)	(1,042,599)
Net Increase (Decrease) in Net Assets	578,804	731,049	(1,107,890)	(958,241)
Net Assets:
Beginning of Period	13,860,157	13,129,108	13,237,574	14,195,815
End of Period	$ 14,438,961	$ 13,860,157	$12,129,684	$13,237,574

Accumulated Net Investment Income (Loss)	$ -	$ 2	$ (16,132)	$ -

	Small Company Fund		International Equity Fund
For the six month period and	September 30,	March 31,	September 30,	March 31,
fiscal year ended	2007 (a)	2007	2007 (a)	2007

Operations:
Net investment (loss) income	$ (1,291,225)	$ (2,781,244)	$ 23,494	$ 30,862
Net realized gain from investment
and foreign currency transactions	23,554,691	40,474,101	2,038,229	1,413,433
Change in unrealized appreciation of
investments and foreign currency translations	4,755,385	(779,359)	(1,234,096)	1,501,961
Net Increase in Net Assets
Resulting from Operations	27,018,851	36,913,498	827,627	2,946,256
Distributions to Shareholders: (note 5)
Net investment income	-	-	-	(19,714)
Net realized gain from investment transactions	-	(34,980,704)	-	(492,078)
Decrease in Net Assets Resulting from Distributions	-	(34,980,704)	-	(511,792)
Capital Share Transactions: (note 6)
Shares sold	63,793,044	88,094,268	1,109,011	3,956,890
Reinvested dividends and distributions	-	34,638,736	-	386,347
Shares repurchased	(101,575,475)	(192,823,628)	(1,209,559)	(2,448,584)
Net (Decrease) Increase from Capital Share Transactions	(37,782,431)	(70,090,624)	(100,548)	1,894,653
Net (Decrease) Increase in Net Assets	(10,763,580)	(68,157,830)	727,079	4,329,117
Net Assets:
Beginning of Period	328,084,708	396,242,538	17,235,188	12,906,071
End of Period	$317,321,128	$328,084,708	$17,962,267	17,235,188

Accumulated Net Investment (Loss) Income	$ (1,291,225)	$ -	$ 23,494	$ -
(a) Unaudited.

				(Continued)

Brown Capital Management Funds

Statements of Changes in Net Assets
	Mid-Cap Fund
For the six month period and	September 30,	March 31,
fiscal year ended	2007 (a)	2007

Operations:
Net investment loss	$ (37,915)	$ (52,077)
Net realized gain from investments	287,661	817,136
Change in unrealized appreciation of investments	689,730	(718,256)

Net Increase in Net Assets Resulting from Operations	939,476	46,803
Distributions to Shareholders: (note 5)
Net realized gain from investment transactions - Institutional Shares	-	(295,257)
Net realized gain from investment transactions -Investor Shares	-	(523,597)
Net Decrease from Distributions	-	(818,854)
Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	20,010	28,496
Reinvested dividends and distributions	-	235,640
Shares repurchased	(1,628)	(57,270)
Investor Shares
Shares sold	593,510	1,441,163
Reinvested dividends and distributions	-	523,597
Shares repurchased	(309,498)	(603,122)
Net Increase from Capital Share Transactions	302,394	1,568,504

Net Increase in Net Assets	1,241,870	796,453
Net Assets:
Beginning of Period	8,239,775	7,443,322
End of Period	$ 9,481,645	$ 8,239,775

Accumulated Net Investment Loss	$ (37,915)	$ -

(a) Unaudited. See Notes to Financial Statements.

Brown Capital Management Funds

Financial Highlights
	Balanced Fund
For a share outstanding during the	September 30,		March 31,
six month period and fiscal years ended	2007 (a)		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$ 16.01		$ 15.87	$ 14.38	$ 14.91	$ 11.71	$ 15.12
Income from Investment Operations:
Net investment income	0.07		0.14	0.10	0.11	0.10	0.11
Net realized and unrealized gains
(losses) on securities	1.07		0.14	1.49	(0.53)	3.20	(3.41)
Total from Investment Operations	1.14		0.28	1.59	(0.42)	3.30	(3.30)
Less Distributions:
Dividends (from net investment income)	(0.07)		(0.14)	(0.10)	(0.11)	(0.10)	(0.11)
Total Distributions	(0.07)		(0.14)	(0.10)	(0.11)	(0.10)	(0.11)
Net Asset Value, End of Period	$ 17.08		$ 16.01	$ 15.87	$ 14.38	$ 14.91	$ 11.71
Total Return	7.12%	(d)	1.77%	11.09%	(2.85%)	28.26%	(21.85%)
Net Assets, End of Period (in thousands)	$ 14,439		$13,860	$13,129	$14,068	$13,337	$ 10,688
Average Net Assets for the Period (in thousands)	$ 14,053		$12,940	$12,538	$13,807	$12,095	$11,469
Ratio of Gross Expenses to Average Net Assets (c)	1.70%	(b)	1.77%	1.70%	1.62%	1.76%	1.83%
Ratio of Net Expenses to Average Net Assets (c)	1.20%	(b)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	0.84%	(b)	0.88%	0.64%	0.77%	0.71%	0.89%
Portfolio Turnover Rate	29.46%	(d)	52.67%	68.21%	40.53%	25.56%	44.22%

	Equity Fund
For a share outstanding during the	September 30,		March 31,
six month period and fiscal years ended	2007 (a)		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$ 18.41		$ 18.26	$ 16.07	$ 16.80	$ 12.34	$ 17.73
Income from Investment Operations:
Net investment loss	(0.03)		(0.03)	(0.05)	(0.03)	(0.06)	(0.05)
Net realized and unrealized gains
(losses) on securities	1.58		0.18	2.24	(0.70)	4.52	(5.34)
Total from Investment Operations	1.55		0.15	2.19	(0.73)	4.46	(5.39)
Net Asset Value, End of Period	$ 19.96		$ 18.41	$ 18.26	$ 16.07	$ 16.80	$ 12.34
Total Return	8.36%	(d)	0.82%	13.63%	(4.35%)	36.14%	(30.40%)
Net Assets, End of Period (in thousands)	$ 12,130		$13,238	$14,196	$12,978	$13,833	$10,232
Average Net Assets for the Period (in thousands)	$ 12,804		$12,984	$13,513	$13,390	$12,633	$11,517
Ratio of Gross Expenses to Average Net Assets (c)	1.82%	(b)	1.79%	1.61%	1.66%	1.72%	1.89%
Ratio of Net Expenses to Average Net Assets (c)	1.20%	(b)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Loss to Average Net Assets	(0.26%)	(b)	(0.17%)	(0.31%)	(0.15%)	(0.42%)	(0.39%)
Portfolio Turnover Rate	36.47%	(d)	68.61%	65.64%	47.19%	25.70%	65.96%

(a) Unaudited.
(b) Annualized.
(c) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d) Not annualized.
(Continued)

Brown Capital Management Funds

Financial Highlights
	Small Company Fund
For a share outstanding during the	September 30,		March 31,
six month period and fiscal years ended	2007 (a)		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$ 35.44		$ 34.90	$ 27.04	$ 30.21	$ 20.02	$ 33.92
Income from Investment Operations:
Net investment loss	(0.16)		(0.30)	(0.35)	(0.36)	(0.26)	(0.21)
Net realized and unrealized gains
(losses) on securities	3.46		4.42	8.21	(2.81)	10.45	(13.69)
Total from Investment Operations	3.30		4.12	7.86	(3.17)	10.19	(13.90)
Less Distributions:
Distributions (from capital gains)	-		(3.58)	-	-	-	-
Total Distributions	-		(3.58)	-	-	-	-
Net Asset Value, End of Period	$ 38.74		$ 35.44	$ 34.90	$ 27.04	$ 30.21	$ 20.02
Total Return	9.31%	(d)	12.56%	29.07%	(10.49%)	50.90%	(40.98%)
Net Assets, End of Period (in thousands)	$ 317,321		$328,085	$396,243	$453,920	$755,893	$379,838
Average Net Assets for the Period (in thousands) $ 316,595			$361,229	$412,533	$634,743	$621,696	$371,991
Ratio of Gross Expenses to Average Net Assets 1.22%		(b)	1.20%	1.19%	1.18%	1.18%	1.23%
Ratio of Net Expenses to Average Net Assets	1.22%	(b)	1.20%	1.19%	1.18%	1.18%	1.23%
Ratio of Net Investment Loss to
Average Net Assets	(0.82%)	(b)	(0.77%)	(0.97%)	(0.95%)	(1.03%)	(1.05%)
Portfolio Turnover Rate	10.41%	(d)	14.08%	9.98%	11.17%	1.42%	0.91%

	International Equity Fund
For a share outstanding during the	September 30, March 31,
six month period and fiscal years ended	2007 (a)		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$ 16.68		$ 14.17	$ 11.82	$ 10.24	$ 6.32	$ 9.04
Income from Investment Operations:
Net investment income (loss)	0.02		0.03	0.03	(0.01)	(0.01)	0.01
Net realized and unrealized gains
(losses) on securities	0.78		2.99	2.32	1.59	3.93	(2.73)
Total from Investment Operations	0.80		3.02	2.35	1.58	3.92	(2.72)
Less Distributions:
Dividends (from net investment income)	-		(0.02)	-	-	-	-
Distributions (from capital gains)	-		(0.49)	-	-	-	-
Total Distributions	-		(0.51)	-	-	-	-
Net Asset Value, End of Period	$ 17.48		$ 16.68	$ 14.17	$ 11.82	$ 10.24	$ 6.32
Total Return	4.86%	(d)	21.46%	19.88%	15.43%	62.03%	(30.09%)
Net Assets, End of Period (in thousands)	$ 17,962		$ 17,235	$ 12,906	$ 10,451	$ 7,124	$ 4,355
Average Net Assets for the Period (in thousands) $ 17,365			$ 15,099	$ 11,234	$ 8,477	$ 6,007	$ 5,162
Ratio of Gross Expenses to Average Net Assets (c)	1.97%	(b)	2.09%	2.23%	2.73%	3.30%	3.63%
Ratio of Net Expenses to Average Net Assets (c) 1.97%		(b)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.28%	(b)	0.20%	0.25%	(0.08%)	(0.05%)	0.09%
Portfolio Turnover Rate	29.79%	(d)	30.86%	27.89%	18.22%	18.35%	38.43%

(a) Unaudited.
(b) Annualized.
(c) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d) Not annualized.
See Notes to Financial Statements. (Continued)

Brown Capital Management Funds

Financial Highlights	Mid-Cap Fund
	Institutional Class Shares
For a share outstanding during the	September 30,		March 31,
six month period and fiscal years ended	2007 (a)		2007	2006	2005	2004	2003 (b)

Net Asset Value, Beginning of Period	$ 14.26		$ 15.87	$ 14.18	$13.83	$10.28	$ 10.00
Income from Investment Operations:
Net investment loss	(0.05)		(0.08)	(0.09)	(0.12)	(0.12)	(0.04)
Net realized and unrealized gains on securities	1.66		0.11	2.64	0.63	4.09	0.32
Total from Investment Operations	1.61		0.03	2.55	0.51	3.97	0.28
Less Distributions:
Distributions (from capital gains)	-		(1.64)	(0.86)	(0.16)	(0.42)	-
Total Distributions	-		(1.64)	(0.86)	(0.16)	(0.42)	-
Net Asset Value, End of Period	$ 15.87		$ 14.26	$ 15.87	$14.18	$13.83	$ 10.28
Total Return	11.29%	(e)	0.29%	18.43%	3.71%	38.75%	2.80%
Net Assets, End of Period (in thousands)	$ 3,101		$ 2,769	$ 2,850	$2,400	$2,295	$ 1,635
Average Net Assets for the Period (in thousands) $ 2,930			$ 2,714	$ 2,560	$2,285	$2,076	$ 1,260
Ratio of Gross Expenses to Average Net Assets (d)	2.77%	(c)	3.20%	3.36%	4.45%	6.11%	15.28%	(c)
Ratio of Net Expenses to Average Net Assets (d)	1.30%	(c)	1.30%	1.30%	1.30%	1.30%	1.30%	(c)
Ratio of Net Investment Loss to Average Net Assets (0.69%)		(c)	(0.53%)	(0.60%)	(0.90%)	(0.98%)	(0.94%)	(c)
Portfolio Turnover Rate	33.96%	(e)	65.13%	80.70%	39.82%	47.37%	12.08%

	Mid-Cap Fund
	Investor Class Shares
For a share outstanding during the	September 30,		March 31,
six month period and fiscal years ended	2007 (a)		2007	2006	2005	2004	2003 (b)

Net Asset Value, Beginning of Period	$ 14.09		$ 15.74	$ 14.10	$13.79	$10.27	$ 10.00
Income from Investment Operations:
Net investment loss	(0.07)		(0.10)	(0.10)	(0.12)	(0.10)	(0.03)
Net realized and unrealized gains on securities	1.64		0.09	2.60	0.59	4.04	0.30
Total from Investment Operations	1.57		(0.01)	2.50	0.47	3.94	0.27
Less Distributions:
Distributions (from capital gains)	-		(1.64)	(0.86)	(0.16)	(0.42)	-
Total Distributions	-		(1.64)	(0.86)	(0.16)	(0.42)	-
Net Asset Value, End of Period	$ 15.66		$ 14.09	$ 15.74	$14.10	$13.79	$ 10.27
Total Return	11.14%	(e)	0.03%	18.18%	3.43%	38.49%	2.70%
Net Assets, End of Period (in thousands)	$ 6,380		$ 5,471	$ 4,593	$2,931	$1,766	$ 542
Average Net Assets for the Period (in thousands)	$ 5,928		$ 4,791	$ 3,537	$2,180	$1,063	$ 249
Ratio of Gross Expenses to Average Net Assets (d)	3.05%	(c)	3.45%	3.66%	4.82%	6.47%	13.67%	(c)
Ratio of Net Expenses to Average Net Assets (d)	1.55%	(c)	1.55%	1.55%	1.55%	1.55%	1.56%	(c)
Ratio of Net Investment Loss to Average Net Assets	(0.94%)	(c)	(0.78%)	(0.83%)	(1.13%)	(1.22%)	(1.25%)	(c)
Portfolio Turnover Rate	33.96%	(e)	65.13%	80.70%	39.82%	47.37%	12.08%

(a) Unaudited.
(b) For the period from September 30, 2002 (Date of Initial Public Investment) to March 31, 2003.
(c) Annualized.
(d) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e) Not annualized.
See Notes to Financial Statements.

(This page was intentionally left blank.)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)

_________________________________________________________________________________________

1.	Organization and Significant Accounting Policies

The Brown Capital Management Balanced Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund (collectively the “Funds” and individually a “Fund”) are series funds. The Funds are part of The Nottingham Investment Trust II (the “Trust”), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified company as defined in the 1940 Act.

The Brown Capital Management Balanced Fund (“Balanced Fund”) commenced operations on August 11, 1992. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation by investing in a flexible portfolio of equity securities, fixed income securities and money market instruments.

The Brown Capital Management Equity Fund (“Equity Fund”) commenced operations on August 11, 1992. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks.

The Brown Capital Management Small Company Fund (“Small Company Fund”) commenced operations on July 23, 1992. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment.

The Brown Capital Management International Equity Fund (“International Equity Fund”) commenced operations on May 28, 1999. The investment objective of the Fund is to provide its shareholders with long-term capital growth, consisting of both realized and unrealized capital gains, through investment in a diversified international portfolio of marketable securities, primarily equity securities, including common stock, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies that are incorporated in foreign countries.

The Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) commenced operations on September 30, 2002. The investment objective of the Fund is to seek long-term capital appreciation by investing in a portfolio of equity securities of companies with market capitalizations between $1 billion and $10 billion at the time of initial investment (“mid-cap companies”).

The Mid-Cap Fund offers two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees ”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)

_________________________________________________________________________________________

“fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Foreign Currency Translation (International Equity Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Dividend Distributions

Each of the Funds may declare and distribute dividends from net investment income (if any) at the end of each calendar quarter. Distributions from capital gains (if any) are generally declared and distributed annually.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues and disclosure of contingent assets and liablilities reported in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Advisor

Each Fund pays a monthly advisory fee to Brown Capital Management, Inc. (the “Advisor”) based upon the average daily net assets of the Fund and calculated at the annual rates as shown in Schedule B provided on the following page. The Advisor has entered into contractual agreements (“Expense Limitation Agreement") with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan, and acquired fund fees) to not more than a specified percentage of the average daily net assets of each Fund for the current fiscal year. There can be no assurance that the Expense Limitation Agreement will continue in the future. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years for all the Funds, provided that the respective Fund’s total assets exceed $20 million for the Balanced Fund, the Equity Fund, the Small Company Fund, the International Equity Fund and $15 million for the Mid-Cap Fund. Additionally, the respective Fund must reach a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the respective fund to exceed the corresponding annual expense ratio limit as described above. See Schedule A

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)

_________________________________________________________________________________________

below for the amount of fees waived that could possibly be recaptured if all the requirements above are met.

Schedule A Fund	2007	2006	2005
Balanced Fund	$73,554	$62,923	$58,186
Equity Fund	$75,746	$55,739	$62,289
Small Company Fund	$ -	$ -	$ -
International Equity Fund	$15,021	$26,029	$62,167
Mid-Cap Fund	$142,487	$127,608	$143,196

The expense limitation percentages, as well as the Advisory fees waived and expenses reimbursed for the current fiscal year are included in Schedule B.

Schedule B Fund	Advisor Fees		Expense Limitation Ratio	Advisor Fees Waived	Expenses Reimbursed
	Average Net Assets	Rate
Balanced Fund	First $100 million	0.65%	1.20%	$35,836	$ -
	Over $100 million	0.50%
Equity Fund	First $100 million	0.65%	1.20%	$39,999	$ -
	Over $100 million	0.50%
Small Company Fund	On all assets	1.00%	1.50%	$ -	$ -
International Equity Fund	First $100 million	1.00%	2.00%	$ -	$ -
	Over $100 million	0.75%
Mid-Cap Fund	On all assets	0.75%	Class level	$33,310	$33,095
Institutional Shares			1.30%
Investor Shares			1.55%

Administrator

Each Fund pays a monthly administration fee to The Nottingham Company (“the Administrator) based upon the average daily net assets of the Fund and calculated at the annual rates which are subject to a minimum of $2,000 per month per Fund. The Administrator also receives a fee to procure and pay the custodian for the Funds, additional compensation for fund accounting and recordkeeping services and for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses (which are immaterial in amount). A breakdown of fees paid to the Administrator is provided in Schedule C.

Schedule C			Custody Fees (1)		Fund Accounting Fees (monthly)	Fund Accounting Fees (on all assets)	Blue Sky Administration Fees (annual)
	Administration Fees (1)
	Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
All Funds	First $50 million	0.175%	First $100 million	0.020%	$2,250 (2)	0.01%	$160 per state
	Next $50 million	0.150%	Over $100 million	0.009%	$750 (2)
	Next $50 million	0.125%
	Over $150 million	0.100%

(1) Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.

(2) These fees are based on the number of classes of shares for each Fund. Each Fund pays $2,250 per month for the initial class of shares and $750 per month for each additional class of shares.

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)

_________________________________________________________________________________________

Compliance Services

The Nottingham Compliance Services, LLC (“NCS, LLC”), a fully owned affiliate of The Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the Securities and Exchange Commission. It receives compensation for this service at an annual rate of $7,750 for each Fund.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds. It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,500 per month per Fund and $500 per month per Fund for each additional class of shares.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Administrator, NCS, LLC, the Transfer Agent or the Distributor.

3.	Distribution and Service Fees (Mid-Cap Fund)

The Trustees, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) applicable to the Mid-Cap Fund Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

The Plan provides that the Mid-Cap Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares’ average daily net assets. The Mid-Cap Fund incurred $7,431 of such expenses for the Investor Shares under the Plan for the six month period ended September 30, 2007.

4.	Purchases and Sales of Investment Securities

For the six month period ended September 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Balanced Fund	$3,934,066	$4,038,718
Equity Fund	$4,541,580	$6,771,677
Small Company Fund	$31,444,395	$68,653,765
International Equity Fund	$5,020,975	$5,066,293
Mid-Cap Fund	$3,168,075	$2,859,638

There were no purchases or sales of long-term U.S. Government Obligations for the Balanced Fund, Equity Fund, Small Company Fund, International Equity Fund or Mid-Cap Fund during the six month period ended September 30, 2007.

5.	Federal Income Tax

The information shown in the tables on the following page represent: (1) tax components of capital as of March 31, 2007, (2) losses or deductions the Funds may be able to offset against income and gains realized in future years as of March 31, 2007, (3) unrealized appreciation or depreciation of investments for federal income tax purposes as of September 30, 2007, and (4) characterization of distributions for Federal Income Tax purposes as of March 31, 2007. The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Other book tax differences in the current year primarily consist of foreign currency contract adjustments and deferred losses on wash sales.

                                                                                                                      (Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)

_________________________________________________________________________________________

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
Balanced Fund	$2	$ -	$911,893	$ -	$1,155,401
Equity Fund	$ -	$ -	$747,059	$ -	$1,358,333
Small Company Fund	$842,300	$20,939,869	$ -	$ -	$91,986,307
International Equity Fund	$ -	$590,852	$ -	$(16,199)	$5,486,540
Mid-Cap Fund	$70,936	$331,959	$ -	$ -	$588,547

Accumulated capital losses noted below represent net capital loss carry-forwards, as of March 31, 2007, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The table below shows the expiration dates of the carryovers.

Capital Loss Carry-forward Expiration Schedule
For the year ended March 31, 2007
Fund	March 31, 2010	March 31, 2011	March 31, 2012	March 31, 2013	March 31, 2014
Balanced Fund	$ -	$867,964	$43,929	$ -	$ -
Equity Fund	$ -	$312,893	$434,166	$ -	$ -
Small Company Fund	$ -	$ -	$ -	$ -	$ -
International Equity Fund	$ -	$ -	$ -	$ -	$ -
Mid-Cap Fund	$ -	$ -	$ -	$ -	$ -

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2007 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation (depreciation) on foreign currency translations. The primary difference between book and tax appreciation (depreciation) of investments is wash sale loss deferrals.

Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Balanced Fund	$12,732,656	$1,962,501	$(288,184)	$1,674,317
Equity Fund	$10,356,487	$2,084,071	$(314,618)	$1,769,453
Small Company Fund	$221,970,777	$107,304,359	$(10,562,667)	$96,741,692
International Equity Fund	$13,708,509	$4,784,115	$(530,975)	$4,253,140
Mid-Cap Fund	$8,218,966	$1,595,537	$(317,260)	$1,278,277

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carry-forwards.

For the six month period ended September 30, 2007	Distributions from
Fund	Ordinary Income	Long-Term Capital Gains
Balanced Fund	$58,330	$ -
Equity Fund	$ -	$ -
Small Company Fund	$ -	$ -
International Equity Fund	$ -	$ -
Mid-Cap Fund	$ -	$ -

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)

_________________________________________________________________________________________

For the fiscal year ended March 31, 2007 (a)	Distributions from
Fund	Ordinary Income	Long-Term Capital Gains
Balanced Fund	$114,311	$ -
Equity Fund	$ -	$ -
Small Company Fund	$ -	$34,980,704
International Equity Fund	$ 17,291	$494,501
Mid-Cap Fund	$ 54,540	$764,314

(a) Audited.

For the fiscal year ended March 31, 2006 (a)	Distributions from
Fund	Ordinary Income	Long-Term Capital Gains
Balanced Fund	$82,780	$ -
Equity Fund	$ -	$ -
Small Company Fund	$ -	$ -
International Equity Fund	$ -	$ -
Mid-Cap Fund	$ -	$357,028

(a) Audited.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years (tax years ended December 31, 1992–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds’ financial statements.

6.	Capital Share Transactions

For the six month period or fiscal year ended	Balanced Fund		Equity Fund		Small Company Fund
	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
	2007	2007 (a)	2007	2007 (a)	2007	2007 (a)
Transactions in Capital Shares
Shares sold	1,898	53,436	3,466	9,859	1,768,766	2,596,138
Reinvested distributions	3,443	7,263	-	-	-	1,049,341
Shares repurchased	(25,926)	(22,303)	(114,812)	(68,355)	(2,834,554)	(5,741,175)
Net Increase (Decrease) in Capital Shares	(20,585)	38,396	(111,346)	(58,496)	(1,065,788)	(2,095,696)
Shares Outstanding, Beginning of Year	865,724	827,328	718,933	777,429	9,257,035	11,352,731
Shares Outstanding, End of Year	845,139	865,724	607,587	718,933	8,191,247	9,257,035

For the fiscal years ended March 31,	International Equity Fund		Mid-Cap Fund
			Institutional Class		Investor Class
	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
	2007	2007 (a)	2007	2007 (a)	2007	2007 (a)
Transactions in Capital Shares
Shares sold	64,737	256,488	1,337	1,908	40,062	100,104
Reinvested distributions	-	24,155	-	16,677	-	37,453
Shares repurchased	(70,735)	(157,709)	(107)	(3,955)	(20,966)	(41,074)
Net Increase in Capital Shares	(5,998)	122,934	1,230	14,630	19,096	96,483
Shares Outstanding, Beginning of Year	1,033,464	910,530	194,216	179,586	388,302	291,819
Shares Outstanding, End of Year	1,027,466	1,033,464	195,446	194,216	407,398	388,302

(a) Audited.

                                                                                                                              (Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)

_________________________________________________________________________________________

7.	Forward Currency Contracts

A table listing forward currency contracts can be found in the Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of a specific currency at a future date.

The tables in the Schedule of Investments provides the name of the foreign currency, the settlement date, amount of the contract, the value of the currency in U.S. dollars, and the unrealized gain or loss associated with the contract. The amount of the unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to September 30, 2007.

8.	Commitments and Contingencies

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expects the risk of loss to be remote.

9.	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fairvalue measurements. As of September 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

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The Brown Capital Management Funds

Additional Information (Unaudited)

________________________________________________________________________________________

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website athttp://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Fund at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

3.	Approval of Advisory Agreement During Period

Brown Capital Management, Inc. (the “Advisor ”) supervises the investments of The Brown Capital Management Small Company Fund, The Brown Capital Management International Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, and The Brown Capital Management Mid-Cap Fund (collectively, the “Funds ”) pursuant to Investment Advisory Agreements between the Advisor and the Trust (collectively, the “Investment Advisory Agreements”). At the annual meeting of the Funds’ Board of Trustees on September 11, 2007, the Trustees unanimously approved the renewal of each of the Investment Advisory Agreements for another one year term. In considering whether to approve the renewal of the Investment Advisory Agreements, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (1) the nature, extent, and quality of the services provided by the Advisor; (2) the investment performance of the Funds and the Advisor; (3) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (5) the Advisor’s practices regarding brokerage and portfolio transactions; and (6) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Investment Advisory Agreements and Expense Limitation Agreement for the Funds; a memorandum from the Advisor to the Trustees containing information about the Advisor, including financial statements, a description of personnel and the services provided to the Funds, information on investment advice and performance, a schedule listing its fees, other benefits and profitability, summaries of fund expenses, compliance program, affiliates and possible conflicts, and current legal matters, and other general information; comparative expense ratio information for other mutual funds with a strategy similar to the Funds; and a memorandum from the Funds’ outside legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board of Trustees in order to make an informed decision.

Nature, Extent and Quality of the Services Provided by the Advisor

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreements. The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since each Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow the Funds’ assets, and assist in the distribution of Fund shares. The Trustees also evaluated the Advisor’s personnel, including the education and experience of the Advisor’s personnel. The Trustees noted that the president and the vice president and principal executive officer for the Funds were employees of the Advisor and

                                                                                                                          (Continued)

The Brown Capital Management Funds

Additional Information (Unaudited)

________________________________________________________________________________________

served the Trust without additional compensation. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

Investment Performance of the Fund and the Advisor

In considering the investment performance of the Funds and the Advisor, the Trustees compared the short and long-term performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Morningstar category averages). The Trustees also considered the consistency of the Advisor’s management of each Fund with its investment objective and policies. The Trustees noted that several of the Funds were experiencing a period of underperformance, but also considered that the Advisor has a long-term investment approach and utilizes a strategy that has led to outperformance in the past. The Trustees further noted that turnover among the Advisor’s portfolio managers likely contributed to the Funds’ underperformance and that the Advisor had taken steps to prevent such turnover in the future. After reviewing the short and long-term investment performance of the Funds, the Advisor’s experience managing the Funds and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded, in light of the foregoing factors, that the investment performance of each Fund and the Advisor was satisfactory.

Costs of the Services to be Provided and Profits to be Realized by the Advisor and its Affiliates

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds, the Trustees considered the Advisor’s financial condition of the Advisor and the level of commitment to the Funds and the Advisor by the principals of the Advisor; the asset levels of the Funds; and the overall expenses of the Funds, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Funds and the nature and frequency of advisory fee payments. The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm. The Trustees reviewed the Funds’ Expense Limitation Agreements with the Advisor, and discussed the Advisor’s prior fee waivers under the Expense Limitation Agreements in detail, including the nature and scope of cost allocation for such fees. The Trustees also considered potential benefits for the Advisor in managing the Funds, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Funds, and the potential for the Advisor to generate soft dollars from certain of the Funds’ trades that may benefit the Advisor’s other clients as well. The Trustees then compared the fees and expenses of each Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. With respect to The Brown Capital Management Equity Fund, the Trustees determined that the management fee was higher than some of the comparable funds and lower than others, and while the expense ratio was higher than each of the comparable funds, it was lower than the Morningstar category average. With respect to The Brown Capital Management Balanced Fund, the Trustees determined that the management fee and expense ratio were both higher than some of the comparable funds and lower than others, and that the expense ratio was lower than the industry average. With respect to The Brown Capital Management Small Company Fund, the Trustees determined that the management fee was higher than some of the comparable funds and the same as others, and while the expense ratio was higher than some of the comparable funds and lower than others, it was lower than the Morningstar category average. With respect to The Brown Capital Management International Equity Fund, the Trustees determined that the management fee was higher than some of the comparable funds and the same as others, and the expense ratio was higher than each of the comparable funds and the industry average. With respect to The Brown Capital Management Mid-Cap Fund, the Trustees determined that the management fee was the same as some of the comparable funds and lower than others, and while the expense ratio was higher than each of the comparable funds, it was lower than the industry average. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by each Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

Economies of Scale

In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for

(Continued)

The Brown Capital Management Funds

Additional Information (Unaudited)

________________________________________________________________________________________

the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangements with the Advisor involved both the management fee and an Expense Limitation Agreement. For The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, and The Brown Capital Management International Equity Fund, the Trustees noted that these Funds utilize breakpoints in their advisory fee schedules and determined that the Funds’ shareholders would benefit from economies of scale as the Funds grow. The Trustees also determined that due to their respective sizes, the Funds would likely continue to experience benefits from the Expense Limitation Agreements until the Funds’ assets grew to a level where the Funds’ expenses fell below the cap set by the respective Expense Limitation Agreement and the Advisor began receiving its full fee. In addition, the Trustees noted that the Funds’ shareholders would also benefit from economies of scale under the Funds’ agreements with service providers other than the Advisor. For The Brown Capital Management Small Company Fund, the Trustees determined that, while the management fee would remain the same at all asset levels, the Fund’s shareholders would receive benefits from the Expense Limitation Agreement if the Fund’s assets were to decrease or the Fund’s expenses increased beyond the cap set by the Expense Limitation Agreement. The Trustees noted that the Fund’s shareholders benefited from economies of scale under the Fund’s agreements with service providers other than the Advisor. For The Brown Capital Management Mid-Cap Fund, the Trustees determined that, while the management fee would remain the same at all asset levels, the Fund’s shareholders had experienced benefits from the Expense Limitation Agreement. The Trustees noted that, due to its size, the Fund’s shareholders would likely continue to experience benefits from the Expense Limitation Agreement until the Fund’s assets grew to a level where the Fund’s expenses fell below the cap set by the Expense Limitation Agreement and the Advisor began receiving its full fee. Thereafter, the Trustees noted that the Fund’s shareholders would continue to benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor. Following further discussion of the Funds’ asset levels, expectations for growth, and fee levels, the Board of Trustees determined that each Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor, and that each Fund’s Expense Limitation Agreement provided potential savings or protection for the benefit of such Fund’s investors.

Advisor’s Practices regarding Brokerage and Portfolio Transactions

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, “third market” for listed securities and principal market makers for over-the-counter securities). The Trustees also considered the anticipated portfolio turnover rate for the Funds; the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars) to the Funds compared with broker-dealers who provide only execution services; the amount of differential between “full service” and “bare bones” commission rates, including consideration, each quarter, of whether the higher rates are reasonable in relation to the value of the services provided; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; the general nature and quality of the research, statistical, and other services received (or expected to be received) by the Advisor and/or the Trust in return for commissions paid by the Funds or by any other account advised by the Advisor. The Trustees then considered whether such services and soft dollars provide lawful and appropriate assistance to the Advisor in the performance of its investment decision-making responsibilities and whether any payments are made for such services through the use of concessions or mark-ups charged by underwriters or dealers in a principal (including riskless principal) capacity; the extent to which any soft dollar payment is allocated for products or services that provide both a research and a non-research function; the extent to which such services benefit other accounts, if any, advised by the Advisor; the extent to which such services enable the Advisor to avoid expenses that it otherwise would be required to bear under the Investment Advisory Agreements with the Funds; the alternatives to “paying up for research” (e.g., paying for research with cash, enlarging the investment staff, etc.); and the opportunities for the Advisor to recapture brokerage or related fees (e.g., as to equity funds, tender offer fees, underwriting fees, etc.) and credit it against the fees of the Funds. After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

(Continued)

The Brown Capital Management Funds

Additional Information (Unaudited)

________________________________________________________________________________________

Advisor’s Practices Regarding Possible Conflicts of Interest

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to each Fund; the basis for soft dollar payments with broker-dealers, including any broker-dealers affiliated with the Advisor; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreements for the Funds.

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The Brown Capital Management Funds

are series of

The Nottingham Investment Trust II

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

NC Shareholder Services, LLC	Brown Capital Management, Inc.
116 South Franklin Street	1201 North Calvert Street
Post Office Drawer 4365	Baltimore, Maryland 21202
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-877-892-4 BCM, 1-877-892-4226

World Wide Web @:	World Wide Web @:

nottinghamco.com	browncapital.com

Item 2.	Code of Ethics.

   Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

    Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.

SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

   Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officers and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)	/s/ Jacob S. Brown

Jacob S. Brown

Treasurer, Assistant Secretary, and Principal Financial Officer

Date: December 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Douglas S. Folk

Douglas S. Folk

President and Principal Executive Officer, EARNEST Partners Fixed Income Trust

Date: December 4, 2007

By: (Signature and Title)	/s/ Keith A. Lee

Keith A. Lee

Trustee, The Nottingham Investment Trust II

Vice President and Principal Executive Officer, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund

Date: November 30, 2007

By: (Signature and Title)	/s/ Jacob S. Brown

Jacob S. Brown

Treasurer, Assistant Secretary, and Principal Financial Officer, The Nottingham Investment Trust II

Date: December 6, 2007